Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements of Nomad and its subsidiaries (the “Company” or “Nomad”) have been prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board. These consolidated financial statements are also in accordance with International Financial Reporting Standards as adopted by the European Union. References to "Iglo" or "Findus" refer to the groups of companies separately acquired by Nomad in June and November 2015, respectively.
On March 11, 2020, the World Health Organization officially declared COVID-19, the disease caused by novel coronavirus, a pandemic. The Directors are working with Management to monitor the evolution of the pandemic, including how it may affect the markets and the general population and also the potential financial impact. The final impact of the pandemic on the Company is hard to predict, however, the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these financial statements.
Standards not yet adopted
IFRS 9 'Financial Instruments'
IFRS 9 ‘Financial Instruments’ was issued in July 2014 and replaced IAS 39 ‘Financial Instruments: Recognition and Measurement.’ The Company had previously elected to continue hedge accounting under IAS 39 as was allowed by the standard. On January 1, 2021, the Company will be adopting hedge accounting under IFRS 9 as the hedge accounting requirements have been simplified and are more closely aligned to the Company's risk management strategy. Under IFRS 9 all existing hedging relationships will qualify as continuing hedging relationships.

IFRS 9 introduces a new way of treating fair value movements on cross currency basis spreads of certain hedging instruments. The Company intends to elect the cost of hedging approach as allowable under IFRS 9 and will initially recognize these movements within equity, in a cost of hedging reserve to the extent that they relate to the hedged item. An adjustment to the January 1, 2021 opening balance sheet is expected to be made to transfer approximately €5 million from the cash flow hedge reserve to the costs of hedging reserve for relevant hedging instruments existing on transition.
Under IFRS 9, in cash flow hedges of a forecast transaction which results in the recognition of a non-financial item (such as inventory), the carrying value of that item must be adjusted for the accumulated gains or losses recognized directly in equity. Whilst a similar option is available under IAS 39, this was not applied. The effective portion of the gain or loss on a cash flow hedging instrument is reported in the statement of other comprehensive income, but the transfer to the non-financial item on the balance sheet will be shown in the statement of changes in equity. As at December 31, 2020 the impact is approximately €7 million.
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform (Phase 2)
In August 2020, the IASB issued Interest Rate Benchmark Reform (Phase 2), which amends other IFRS standards. The amendments complement those issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The amendments in this final phase relate to practical expedient for particular changes in contractual cash flows, relief from specific hedge accounting requirements and certain disclosure requirement.
These amendments are effective for annual reporting periods beginning on or after January 1, 2021, with earlier application permitted. The Company is currently evaluating the impact of the amendment on the consolidated financial statements.

Amended standards early adopted
The Company has elected to early adopt the ‘Amendments to IAS 39 and IFRS 7 Interest Rate Benchmark Reform (Phase 1)’ issued in September 2019. In accordance with the transition provisions, the amendments have been adopted retrospectively to hedging relationships that existed at the start of the reporting period and to the amount accumulated in the cash flow hedge reserve at that date.
The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness continues to be recorded in the Statement of Profit or Loss.
In summary, the reliefs provided by the amendments that apply are:
• When considering the ‘highly probable’ requirement, the Company has assumed that the LIBOR interest rate on which our hedged debts are based does not change as a result of IBOR reform.
• In assessing whether the hedge is expected to be highly effective on a forward-looking basis, the Company has assumed that the LIBOR interest rate on which the cash flows of the hedged debt and the interest rate swap that hedges it are based is not altered by IBOR reform.
• The Company will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80-125% range.
• The Company has not recycled the cash flow hedge reserve relating to the period after the reforms are expected to take effect.
Note 33 provides the required disclosures of the uncertainty arising from IBOR reform for hedging relationships for which the reliefs have been applied.
Other
The consolidated financial statements and notes are presented in the reporting currency of millions of Euros. All financial information has been rounded to the nearest €0.1 million, except where otherwise indicated.
The consolidated financial statements were approved for issuance by the Board of Directors of Nomad Foods Limited on February 23, 2021. The Directors have, at the time of approving the financial statements, a reasonable expectation that Nomad has adequate resources to continue in operational existence for the foreseeable future given the cash funds available and the current forecast cash outflows. Thus, Nomad continues to adopt the going concern basis of accounting in preparing the financial statements.